Other non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Reclamation Deposits	$ 12,684	$ 16,761
Deferred financing fees	471
Advances for mining equipment	6,078	2,766
Non-current inventory	4,686
Other assets	44,628	36,994
Provision expense on VAT receivables	0	0
Mexico Operating Segment
Disclosure of operating segments [line items]
Sales tax recoverable	$ 20,709	$ 17,467